LEASES - Components of lease expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
LEASES
Operating lease expense	₫ 1,729,244	$ 72,456,381	₫ 757,710	₫ 336,644
Finance lease expense				12,421
Weighted-average remaining lease term, Operating lease	76 months	76 months	79 months
Weighted-average discount rate, Operating leases	11.26%	11.26%	9.20%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	₫ 1,549,627	$ 64,930,319	₫ 638,235	₫ 289,642